Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 07, 2016
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2016
Prospectus Date	rr_ProspectusDate	Oct. 04, 2016
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Premium Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPLXX
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTOXX
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDAXX
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSXX
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTUXX
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUXX
TDAM Municipal Portfolio (First Prospectus Summary) | TDAM Municipal Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMXX
TDAM Municipal Portfolio (First Prospectus Summary) | TDAM Municipal Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDIXX
TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCAXX
TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDCXX
TDAM New York Municipal Money Market Portfolio (First Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WNYXX
TDAM New York Municipal Money Market Portfolio (First Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDYXX